DEFERRED TAX - Summary of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax [Abstract]
Deferred tax asset	$ 6,220	$ 5,832
Deferred tax liability	(2,212)	(2,179)
Net deferred tax assets	$ 4,008	$ 3,653